INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expense (benefit)

	Years ended December 31,
	2010	2011	2012
Current
PRC	5,224	2,269	3,082
Others	200	—	236
Total current income taxes	5,424	2,269	3,318

Deferred
PRC	(1,276)	(3,031)	(1,279)
Others	(48)	(1,029)	105
Total deferred income taxes	(1,324)	(4,060)	(1,174)
Total income tax provision (benefit)	4,100	(1,791)	2,144

Schedule of the preferential tax rates

Subsidiaries	0%	10%	12.5%	15%	20%	22%	24%

Camelot Beijing	—	—	—	2010 - 2013	—	—	—
Red River Valley	—	—	—	2010 - 2013	—	—	—
Yinfeng	—	—	—	2010 - 2013	—	—	—
Agree Zhuhai	—	—	—	2010 - 2013	—	—	—
Tansun Beijing	—	—	—	2010 - 2014	—	—	—
Faceita	—	—	—	2010 - 2014	—	—	—
Bayshore	—	—	—	2010 - 2014	—	—	—
Dimension	—	—	—	2011- 2013	—	—	—
Jiaxing Camelot	—	—	2010-2012	—	—	—	—
Shanghai Camelot	—	—	—	—	—	2010	2011
Asialink	—	—	—	—	—	2010	2011
Dalian Yuandong	—	—	2010-2011	2012	—	—	—
Agree Shanghai	2010-2011	—	—	—	—	—	—
Huaqiao	2010-2011	—	2012-2014	—	—	—	—
Kunshan	2011-2012	—	2013-2015	—	—	—	—
Beijing Heng En	—	2011-2012	—	—	—	—	—

Schedule of the principal components of deferred income taxes

	December 31,
	2011	2012

Current deferred tax assets:
Provision for doubtful accounts	560	773
Accrued payroll	1,370	1,715
Less: Valuation allowance	—	(222)
Current deferred tax assets, net	1,930	2,266
Non-current deferred tax assets:
Net operating losses	2,758	5,558
Research and development cost deferred for tax purposes	509	68
Less: Valuation allowance	(2,070)	(5,013)
Non-current deferred tax assets, net	1,197	613
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	2,871	1,717
Non-current deferred tax liability, net	2,871	1,717

Schedule of reconciliation between the statutory PRC enterprise income tax rate and the effective tax rate

	Years ended December 31,
	2010	2011	2012

Statutory income tax under PRC	5,789	(10,704)	(9,564)
Effect of income not taxable for tax purposes	(160)	(43)	(144)
Effect of expenses not deductible for tax purposes	1,618	1,399	8,765
Different tax jurisdictions	569	11,693	2,308
Effect of income tax holiday and relief	(3,713)	(5,842)	(3,157)
Effect of deemed income for tax purpose	228	497	886
Changes in valuation allowance	(231)	1,209	3,050
Effective tax amount	4,100	(1,791)	2,144

Schedule of provisions for income taxes and net income per share, if tax holidays were not available

	Years ended December 31,
	2010	2011	2012

Provisions for income taxes	7,813	4,051	5,301

Net income (loss) per ordinary share - basic	0.10	(0.25)	(0.25)
Net income (loss) per ordinary share - diluted	0.09	(0.25)	(0.25)